Related Party Transactions	9 Months Ended
Sep. 30, 2023
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS
Transactions with HMLP are related party transactions as the Company has a 35 percent ownership interest (see Note 11). As the operator of the assets held by HMLP, Cenovus provides management services for which it recovers shared service costs.
The Company is also the contractor for HMLP and constructs its assets based on fixed price contracts or on a cost recovery basis with certain restrictions. For the three and nine months ended September 30, 2023, the Company charged HMLP $49 million and $112 million, respectively, for construction costs and management services (three and nine months ended September 30, 2022 – $56 million and $133 million, respectively).
The Company pays an access fee to HMLP for pipeline systems that are used by Cenovus’s blending business. Cenovus also pays HMLP for transportation and storage services. For the three and nine months ended September 30, 2023, the Company incurred costs of $67 million and $205 million, respectively, for the use of HMLP’s pipeline systems, as well as for transportation and storage services (three and nine months ended September 30, 2022 – $64 million and $197 million, respectively).